Other income and other net gains/(losses) (Tables)	12 Months Ended
Dec. 31, 2022
Other income and other net gain/(losses)
Schedule of other income and other net gains/(losses)

	2022	2021	2020
	$	$	$
Government subsidies (note)	534,678	7,932	513,860
Bank interest income	472,189	3,980	8,043
Dividend income	9,862	—	—
Net foreign exchange (losses)/gain s	(688,725)	285,025	(280,360)
Impairment loss on interest in a joint venture	—	—	(570,704)
Impairment loss on amount due from a joint venture	—	(176,227)	—
Sundry income	76,639	18,238	13,757

	404,643	138,948	(315,404)